Estimate of Average Useful Lives and Residual Values of Property and Equipment (Detail)	12 Months Ended
Nov. 30, 2011 Year
Ships
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	30
Residual values of property and equipment	15.00%
Ship improvements
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	3
Maximum average useful lives of property and equipment	28
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	15.00%
Buildings and improvements
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	5
Maximum average useful lives of property and equipment	35
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Computer hardware and software
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	3
Maximum average useful lives of property and equipment	7
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Transportation equipment and other
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	2
Maximum average useful lives of property and equipment	20
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Leasehold improvements, including port facilities
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	Shorter of lease term or related asset life